Vanguard® Multi-Sector Income Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (8.3%)
[1]	United States Treasury Note/Bond	0.625%	11/30/27–12/31/27	5,000	4,494
	United States Treasury Note/Bond	1.875%	2/15/41	300	201
	United States Treasury Note/Bond	2.375%	11/15/49	700	445
	United States Treasury Note/Bond	3.000%	5/15/45–8/15/48	760	559
	United States Treasury Note/Bond	3.125%	8/31/27	813	790
[1]	United States Treasury Note/Bond	3.250%	5/15/42	229	186
	United States Treasury Note/Bond	3.375%	8/15/42–11/15/48	473	374
	United States Treasury Note/Bond	3.500%	1/31/28	4,000	3,909
	United States Treasury Note/Bond	3.625%	8/15/43	1,046	886
[2]	United States Treasury Note/Bond	3.750%	8/15/27	731	722
	United States Treasury Note/Bond	3.875%	2/15/43–5/15/43	312	275
	United States Treasury Note/Bond	4.250%	1/31/26	5,000	5,000
	United States Treasury Note/Bond	4.375%	8/15/43	220	207
	United States Treasury Note/Bond	4.750%	2/15/41	375	373
Total U.S. Government and Agency Obligations (Cost $18,579)					18,421
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Bermuda (0.1%)
[3,4]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	241	240
United States (0.5%)
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/32	233	234
[3,4]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/55	250	247
[3,4]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	200	203
[3,4]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/33	250	249
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	250	254
					1,187
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,424)					1,427
Corporate Bonds (68.3%)
Australia (0.3%)
[3]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/32	240	256
[3]	National Australia Bank Ltd.	2.990%	5/21/31	100	86
	Rio Tinto Finance USA plc	5.000%	3/9/33	50	50
[4]	Westpac Banking Corp.	2.894%	2/4/30	100	100
[4]	Westpac Banking Corp.	4.322%	11/23/31	200	197
					689
Brazil (0.1%)
[4]	Braskem Netherlands Finance BV	5.875%	1/31/50	200	136
	Petrobras Global Finance BV	8.750%	5/23/26	20	21
					157
Canada (3.0%)
[3]	1011778 BC ULC	3.875%	1/15/28	380	359
[3]	1011778 BC ULC	6.125%	6/15/29	420	421
[3]	1011778 BC ULC	5.625%	9/15/29	245	241
[3]	Air Canada	3.875%	8/15/26	420	408
	Bank of Montreal	3.088%	1/10/37	95	79
[3]	Bombardier Inc.	8.750%	11/15/30	300	323
[3]	Bombardier Inc.	7.250%	7/1/31	215	222
[3]	Bombardier Inc.	7.000%	6/1/32	80	81
	Canadian Natural Resources Ltd.	2.950%	7/15/30	40	36
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/47	10	9
	Enbridge Inc.	5.700%	3/8/33	300	303
[3]	Garda World Security Corp.	7.750%	2/15/28	60	62
[3]	Garda World Security Corp.	8.250%	8/1/32	420	427
[3]	Hudbay Minerals Inc.	4.500%	4/1/26	80	79
[3]	Hudbay Minerals Inc.	6.125%	4/1/29	150	150
[3]	NOVA Chemicals Corp.	9.000%	2/15/30	410	433
	Nutrien Ltd.	4.900%	3/27/28	25	25
	Nutrien Ltd.	4.200%	4/1/29	100	97
[3]	Ontario Gaming GTA LP	8.000%	8/1/30	50	51
[4]	Royal Bank of Canada	4.900%	1/12/28	350	350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Royal Bank of Canada	4.522%	10/18/28	87	86
[4]	Royal Bank of Canada	4.969%	8/2/30	173	172
[4]	Royal Bank of Canada	4.650%	10/18/30	1,130	1,106
[3]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	371	383
[3]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	75	77
	Toronto-Dominion Bank	4.783%	12/17/29	500	493
	TransCanada PipeLines Ltd.	4.250%	5/15/28	11	11
	TransCanada PipeLines Ltd.	4.100%	4/15/30	120	114
					6,598
Chile (0.1%)
[3]	Cencosud SA	5.950%	5/28/31	300	298
China (0.0%)
	NXP BV	5.000%	1/15/33	100	97
Finland (0.0%)
[3]	Amer Sports Co.	6.750%	2/16/31	55	56
France (0.5%)
[3]	Altice France SA	5.125%	7/15/29	355	266
[3]	BNP Paribas SA	5.283%	11/19/30	200	198
[3]	SNF Group SACA	3.125%	3/15/27	410	387
[3]	SNF Group SACA	3.375%	3/15/30	220	192
					1,043
Germany (0.5%)
[3]	Daimler Truck Finance North America LLC	5.400%	9/20/28	150	152
[3]	Daimler Truck Finance North America LLC	5.500%	9/20/33	150	150
	Deutsche Bank AG	7.146%	7/13/27	150	155
	Deutsche Bank AG	5.706%	2/8/28	150	152
	Deutsche Bank AG	6.819%	11/20/29	75	78
[3]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	200	203
[3]	Volkswagen Group of America Finance LLC	6.450%	11/16/30	200	207
					1,097
Ireland (0.9%)
	AerCap Ireland Capital DAC	2.450%	10/29/26	370	354
	AerCap Ireland Capital DAC	6.100%	1/15/27	200	204
	AerCap Ireland Capital DAC	5.750%	6/6/28	150	153
[3]	Flutter Treasury DAC	6.375%	4/29/29	130	132
[3]	GGAM Finance Ltd.	8.000%	2/15/27	375	387
[3]	GGAM Finance Ltd.	8.000%	6/15/28	235	247
[3]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	201
[3]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	200
					1,878
Israel (0.4%)
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	640	614
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	15	15
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	225	162
					791
Japan (0.8%)
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	200	202
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	202
[4]	Mizuho Financial Group Inc.	2.201%	7/10/31	50	43
	Nomura Holdings Inc.	5.594%	7/2/27	200	202
	Nomura Holdings Inc.	5.783%	7/3/34	50	51
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	430	437
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	324	327
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	50	43
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	300	303
					1,810
Macao (0.4%)
[3]	MGM China Holdings Ltd.	4.750%	2/1/27	150	145
[3]	MGM China Holdings Ltd.	7.125%	6/26/31	95	96
[3]	Studio City Co. Ltd.	7.000%	2/15/27	50	50
[3]	Studio City Finance Ltd.	5.000%	1/15/29	300	272
[3]	Wynn Macau Ltd.	5.625%	8/26/28	40	39
[3]	Wynn Macau Ltd.	5.125%	12/15/29	360	334
					936

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mexico (0.2%)
[3]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	382	375
Netherlands (0.4%)
	Cooperatieve Rabobank UA	4.494%	10/17/29	500	490
[3]	Sunrise FinCo I BV	4.875%	7/15/31	280	253
[3]	Sunrise HoldCo IV BV	5.500%	1/15/28	85	83
[3]	VZ Secured Financing BV	5.000%	1/15/32	30	27
[3]	Ziggo BV	4.875%	1/15/30	140	128
					981
Norway (0.0%)
[3]	Seadrill Finance Ltd.	8.375%	8/1/30	25	26
Poland (0.3%)
[3]	Canpack SA	3.125%	11/1/25	290	282
[3]	Canpack SA	3.875%	11/15/29	520	470
					752
Spain (0.2%)
[4]	Banco Santander SA	5.365%	7/15/28	200	201
	Banco Santander SA	6.607%	11/7/28	100	105
	Banco Santander SA	6.921%	8/8/33	50	53
					359
Switzerland (0.4%)
	Credit Suisse USA LLC	7.125%	7/15/32	120	133
	UBS AG	7.500%	2/15/28	50	54
[3]	UBS Group AG	6.327%	12/22/27	200	205
[3]	UBS Group AG	5.617%	9/13/30	260	264
[3]	UBS Group AG	4.194%	4/1/31	250	236
					892
United Arab Emirates (0.5%)
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	1,220	993
United Kingdom (3.3%)
[3]	BAE Systems plc	5.125%	3/26/29	410	411
[3]	BAE Systems plc	5.250%	3/26/31	200	200
	Barclays plc	5.674%	3/12/28	200	202
	Barclays plc	4.837%	9/10/28	120	119
	BAT Capital Corp.	3.557%	8/15/27	61	59
	BAT Capital Corp.	2.259%	3/25/28	2,070	1,902
	BAT Capital Corp.	7.750%	10/19/32	180	204
	BAT Capital Corp.	6.421%	8/2/33	485	512
	BAT International Finance plc	5.931%	2/2/29	100	103
[3]	Belron UK Finance plc	5.750%	10/15/29	145	145
	Diageo Capital plc	5.500%	1/24/33	100	102
[3]	Howden UK Refinance plc	7.250%	2/15/31	140	142
[3]	Howden UK Refinance plc	8.125%	2/15/32	300	306
	HSBC Holdings plc	5.887%	8/14/27	275	279
[4]	HSBC Holdings plc	2.013%	9/22/28	200	184
	HSBC Holdings plc	5.130%	11/19/28	200	200
[4]	HSBC Holdings plc	3.973%	5/22/30	200	189
	HSBC Holdings plc	5.286%	11/19/30	200	199
	HSBC Holdings plc	2.804%	5/24/32	150	127
	HSBC Holdings plc	5.874%	11/18/35	420	410
[3]	Lseg US Fin Corp.	4.875%	3/28/27	200	200
	National Grid plc	5.602%	6/12/28	70	71
[3]	NatWest Markets plc	5.416%	5/17/27	500	506
[3]	Virgin Media Finance plc	5.000%	7/15/30	200	169
[3]	Virgin Media Secured Finance plc	5.500%	5/15/29	150	141
[3]	Virgin Media Secured Finance plc	4.500%	8/15/30	140	121
					7,203
United States (55.7%)
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/30	280	280
	AEP Texas Inc.	5.450%	5/15/29	75	76
	AEP Texas Inc.	5.400%	6/1/33	50	49
	AES Corp.	5.450%	6/1/28	50	50
	AES Corp.	2.450%	1/15/31	100	83
[3]	Albertsons Cos. Inc.	6.500%	2/15/28	200	203
	Allegion plc	3.500%	10/1/29	59	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Alliant Energy Finance LLC	5.400%	6/6/27	250	252
[3]	Alliant Holdings Intermediate LLC	5.875%	11/1/29	200	192
[3]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	160	158
[3]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	410	413
[3]	Allison Transmission Inc.	4.750%	10/1/27	360	349
	Allstate Corp.	5.250%	3/30/33	170	169
	Allstate Corp.	5.350%	6/1/33	42	42
[3]	Alpha Generation LLC	6.750%	10/15/32	40	40
[3]	AMC Networks Inc.	10.250%	1/15/29	280	297
	AMC Networks Inc.	4.250%	2/15/29	340	266
	Ameren Corp.	5.700%	12/1/26	540	549
	Ameren Illinois Co.	4.950%	6/1/33	50	49
[3]	American Airlines Inc.	5.500%	4/20/26	62	62
[3]	American Airlines Inc.	7.250%	2/15/28	94	96
[3]	American Airlines Inc.	5.750%	4/20/29	120	119
[3]	American Airlines Inc.	8.500%	5/15/29	430	451
	American Axle & Manufacturing Inc.	5.000%	10/1/29	420	384
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	175	168
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	45	41
	American Electric Power Co. Inc.	5.200%	1/15/29	190	191
	American Express Co.	5.284%	7/26/35	450	445
	American Tower Corp.	2.100%	6/15/30	50	43
	Amgen Inc.	5.250%	3/2/30	135	136
[3]	AmWINS Group Inc.	6.375%	2/15/29	175	176
[3]	AmWINS Group Inc.	4.875%	6/30/29	55	52
[3]	Antero Midstream Partners LP	6.625%	2/1/32	105	106
	Aon North America Inc.	5.125%	3/1/27	50	50
	Aon North America Inc.	5.150%	3/1/29	190	191
	Apollo Global Management Inc.	6.000%	12/15/54	114	113
	AppLovin Corp.	5.125%	12/1/29	378	377
[3]	Arcosa Inc.	6.875%	8/15/32	120	122
[3]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/27	20	20
[3]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	435	374
	Ares Capital Corp.	5.875%	3/1/29	70	71
	Ares Capital Corp.	5.950%	7/15/29	430	435
[3]	Ares Strategic Income Fund	5.700%	3/15/28	100	100
[3]	Ares Strategic Income Fund	6.350%	8/15/29	14	14
[3]	Ares Strategic Income Fund	5.600%	2/15/30	41	40
	Arthur J Gallagher & Co.	4.600%	12/15/27	140	139
[3]	Asbury Automotive Group Inc.	5.000%	2/15/32	50	46
[3]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	1,050	1,044
	Assurant Inc.	4.900%	3/27/28	9	9
	AT&T Inc.	2.750%	6/1/31	155	135
[3]	AthenaHealth Group Inc.	6.500%	2/15/30	260	247
	Athene Holding Ltd.	6.625%	10/15/54	278	277
[3]	Atkore Inc.	4.250%	6/1/31	280	248
	Atlassian Corp.	5.250%	5/15/29	50	50
	AutoZone Inc.	6.250%	11/1/28	40	42
	Avery Dennison Corp.	4.875%	12/6/28	66	66
[3]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	215	222
[3]	Axalta Coating Systems LLC	4.750%	6/15/27	160	156
	Ball Corp.	6.875%	3/15/28	125	128
	Ball Corp.	6.000%	6/15/29	75	76
	Ball Corp.	2.875%	8/15/30	250	214
	Ball Corp.	3.125%	9/15/31	60	51
	Bank of America Corp.	5.933%	9/15/27	450	458
[4]	Bank of America Corp.	3.970%	3/5/29	50	48
[4]	Bank of America Corp.	2.087%	6/14/29	100	91
[4]	Bank of America Corp.	4.271%	7/23/29	90	88
[4]	Bank of America Corp.	3.194%	7/23/30	100	92
	Bank of America Corp.	2.572%	10/20/32	180	151
	Bank of America Corp.	5.518%	10/25/35	200	196
[4]	Bank of New York Mellon Corp.	3.400%	1/29/28	40	39
	Bank of New York Mellon Corp.	4.543%	2/1/29	100	99
	Bank of New York Mellon Corp.	5.060%	7/22/32	103	103
[4]	Bank of New York Mellon Corp.	5.834%	10/25/33	100	103
[4]	Bank of New York Mellon Corp.	4.967%	4/26/34	26	25
[4]	Bank of New York Mellon Corp.	6.474%	10/25/34	110	119
[4]	Bank of New York Mellon Corp.	5.188%	3/14/35	160	158
	Bath & Body Works Inc.	6.875%	11/1/35	75	77

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bausch + Lomb Corp.	8.375%	10/1/28	324	337
[3]	Beacon Roofing Supply Inc.	6.500%	8/1/30	300	304
	Becton Dickinson & Co.	4.874%	2/8/29	100	100
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	90	85
[3]	Big River Steel LLC	6.625%	1/31/29	110	110
[3]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	69	56
	Block Inc.	2.750%	6/1/26	20	19
[3]	Block Inc.	6.500%	5/15/32	380	384
	Blue Owl Capital Corp.	5.950%	3/15/29	203	204
[3]	Blue Racer Midstream LLC	7.000%	7/15/29	185	189
[3]	Blue Racer Midstream LLC	7.250%	7/15/32	85	87
	Boardwalk Pipelines LP	4.800%	5/3/29	29	29
	Boeing Co.	5.040%	5/1/27	1,710	1,714
	Boeing Co.	6.298%	5/1/29	160	166
	Boeing Co.	5.150%	5/1/30	377	372
	Boeing Co.	3.625%	2/1/31	465	422
[3]	Boost Newco Borrower LLC	7.500%	1/15/31	110	115
	BorgWarner Inc.	4.950%	8/15/29	40	40
	Boyd Gaming Corp.	4.750%	12/1/27	150	145
	BP Capital Markets America Inc.	3.633%	4/6/30	45	42
	Bristol-Myers Squibb Co.	5.750%	2/1/31	30	31
	Broadcom Inc.	4.350%	2/15/30	140	136
	Broadcom Inc.	4.150%	11/15/30	440	421
	Broadcom Inc.	5.150%	11/15/31	170	171
[3]	Broadcom Inc.	4.150%	4/15/32	65	61
[3]	Broadcom Inc.	3.419%	4/15/33	90	79
	Brown & Brown Inc.	5.650%	6/11/34	100	100
[3]	Builders FirstSource Inc.	6.375%	3/1/34	315	311
[3]	Cable One Inc.	4.000%	11/15/30	269	225
[3]	Caesars Entertainment Inc.	4.625%	10/15/29	200	187
[3]	Caesars Entertainment Inc.	7.000%	2/15/30	30	31
[3]	Caesars Entertainment Inc.	6.500%	2/15/32	120	121
[3]	Calpine Corp.	4.500%	2/15/28	320	307
[3]	Calpine Corp.	5.125%	3/15/28	126	122
[3]	Calpine Corp.	4.625%	2/1/29	175	165
	Capital One Financial Corp.	6.312%	6/8/29	100	103
	Capital One Financial Corp.	5.700%	2/1/30	150	152
	Capital One Financial Corp.	3.273%	3/1/30	150	138
[4]	Capital One Financial Corp.	7.624%	10/30/31	156	172
[3]	Carnival Corp.	5.750%	3/1/27	340	339
[3]	Carnival Corp.	4.000%	8/1/28	130	123
[3]	Carnival Corp.	6.000%	5/1/29	70	70
[3]	Carnival Corp.	10.500%	6/1/30	125	134
[3]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	90	96
[3]	CCO Holdings LLC	5.000%	2/1/28	180	173
[3]	CCO Holdings LLC	4.750%	3/1/30	1,305	1,191
[3]	CCO Holdings LLC	4.250%	2/1/31	150	131
	CCO Holdings LLC	4.500%	5/1/32	480	413
	CDW LLC	5.100%	3/1/30	160	158
	Centene Corp.	2.450%	7/15/28	240	216
	Centene Corp.	3.000%	10/15/30	90	78
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	40	40
[3]	Central Parent Inc.	7.250%	6/15/29	50	49
[3]	Central Parent LLC	8.000%	6/15/29	195	198
[3]	Champ Acquisition Corp.	8.375%	12/1/31	310	317
[3]	Charles River Laboratories International Inc.	3.750%	3/15/29	250	229
	Charles Schwab Corp.	5.643%	5/19/29	60	61
	Charles Schwab Corp.	6.196%	11/17/29	70	73
	Charles Schwab Corp.	6.136%	8/24/34	252	264
[3]	Chart Industries Inc.	7.500%	1/1/30	20	21
[3]	Chart Industries Inc.	9.500%	1/1/31	210	225
	Charter Communications Operating LLC	6.150%	11/10/26	500	509
	Charter Communications Operating LLC	3.750%	2/15/28	460	438
	Charter Communications Operating LLC	4.200%	3/15/28	180	174
	Charter Communications Operating LLC	5.050%	3/30/29	22	22
	Charter Communications Operating LLC	6.100%	6/1/29	412	420
	Chemours Co.	5.375%	5/15/27	100	96
[3]	Chemours Co.	5.750%	11/15/28	160	149
[3]	Chemours Co.	4.625%	11/15/29	540	470
[3]	Chemours Co.	8.000%	1/15/33	235	230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cheniere Energy Inc.	4.625%	10/15/28	16	16
	Cheniere Energy Partners LP	4.000%	3/1/31	130	120
	Cheniere Energy Partners LP	3.250%	1/31/32	30	26
	Cheniere Energy Partners LP	5.950%	6/30/33	5	5
[3]	Churchill Downs Inc.	4.750%	1/15/28	280	270
[3]	Churchill Downs Inc.	5.750%	4/1/30	65	64
	Cisco Systems Inc.	4.950%	2/26/31	370	371
[4]	Citibank NA	5.570%	4/30/34	400	405
[4]	Citigroup Inc.	3.668%	7/24/28	140	136
	Citigroup Inc.	4.125%	7/25/28	75	73
	Citigroup Inc.	4.542%	9/19/30	200	194
	Citigroup Inc.	5.827%	2/13/35	100	99
[3]	Civitas Resources Inc.	8.375%	7/1/28	205	213
[3]	Civitas Resources Inc.	8.625%	11/1/30	225	236
[3]	Civitas Resources Inc.	8.750%	7/1/31	75	78
[3]	Clarios Global LP	6.250%	5/15/26	80	80
[3]	Clarios Global LP	8.500%	5/15/27	185	186
[3]	Clean Harbors Inc.	4.875%	7/15/27	80	78
[3]	Clean Harbors Inc.	6.375%	2/1/31	20	20
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	360	344
[3]	Clearway Energy Operating LLC	3.750%	2/15/31	140	122
[3]	Clearway Energy Operating LLC	3.750%	1/15/32	124	106
[3]	Cleveland-Cliffs Inc.	6.750%	4/15/30	100	98
[3]	Cleveland-Cliffs Inc.	7.000%	3/15/32	340	334
[3]	Cleveland-Cliffs Inc.	7.375%	5/1/33	1,235	1,214
[3]	Cloud Software Group Inc.	6.500%	3/31/29	115	113
[3]	Cloud Software Group Inc.	9.000%	9/30/29	160	162
[3]	Cloud Software Group Inc.	8.250%	6/30/32	385	397
[3]	CNX Resources Corp.	6.000%	1/15/29	140	137
[3]	CNX Resources Corp.	7.375%	1/15/31	15	15
[3]	CNX Resources Corp.	7.250%	3/1/32	180	183
[3]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	75	74
[3]	Community Health Systems Inc.	5.625%	3/15/27	150	144
[3]	Community Health Systems Inc.	10.875%	1/15/32	365	377
	Conagra Brands Inc.	5.300%	10/1/26	55	56
	Constellation Brands Inc.	2.250%	8/1/31	50	42
	Corebridge Financial Inc.	3.650%	4/5/27	60	58
	Corebridge Financial Inc.	3.850%	4/5/29	10	10
	Corebridge Financial Inc.	3.900%	4/5/32	60	55
	Coterra Energy Inc.	5.400%	2/15/35	210	204
	Cotiviti Corp.	7.625%	5/1/31	165	166
[3]	CSC Holdings LLC	11.750%	1/31/29	95	94
[3]	CSC Holdings LLC	4.125%	12/1/30	180	130
[3]	CSC Holdings LLC	3.375%	2/15/31	25	18
[3]	CSC Holdings LLC	4.500%	11/15/31	175	127
	CubeSmart LP	2.500%	2/15/32	45	38
	CVS Health Corp.	4.300%	3/25/28	93	90
	CVS Health Corp.	3.250%	8/15/29	45	41
	CVS Health Corp.	5.300%	6/1/33	120	115
	CVS Health Corp.	5.700%	6/1/34	80	79
	Dana Inc.	5.625%	6/15/28	20	20
	Dana Inc.	4.250%	9/1/30	230	214
	Dana Inc.	4.500%	2/15/32	155	142
[3]	DaVita Inc.	3.750%	2/15/31	220	190
[3]	DaVita Inc.	6.875%	9/1/32	195	196
	Dell International LLC	4.900%	10/1/26	325	326
	Dell International LLC	4.350%	2/1/30	601	582
	Dell International LLC	5.400%	4/15/34	17	17
[3]	Delta Air Lines Inc.	4.750%	10/20/28	467	460
[3]	Diamond Foreign Asset Co.	8.500%	10/1/30	415	431
	Diamondback Energy Inc.	5.200%	4/18/27	295	298
	Diamondback Energy Inc.	3.125%	3/24/31	5	4
	Diamondback Energy Inc.	5.400%	4/18/34	260	256
[3]	Diebold Nixdorf Inc.	7.750%	3/31/30	70	72
[3]	Directv Financing LLC	5.875%	8/15/27	95	92
[3]	DISH Network Corp.	11.750%	11/15/27	334	353
[3]	DT Midstream Inc.	4.125%	6/15/29	460	430
[3]	DT Midstream Inc.	4.375%	6/15/31	120	110
[4]	DTE Energy Co.	3.400%	6/15/29	50	47
	Duke Energy Corp.	5.000%	12/8/27	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	3.400%	4/1/32	50	45
	Eastman Chemical Co.	4.500%	12/1/28	34	33
	Eastman Chemical Co.	5.000%	8/1/29	295	294
	Edison International	5.250%	3/15/32	290	287
[3]	Element Solutions Inc.	3.875%	9/1/28	195	185
	Elevance Health Inc.	5.150%	6/15/29	70	70
	Elevance Health Inc.	4.750%	2/15/30	275	272
	Elevance Health Inc.	5.375%	6/15/34	400	396
[3]	Ellucian Holdings Inc.	6.500%	12/1/29	150	150
[3]	Endo Finance Holdings Inc.	8.500%	4/15/31	130	138
[3]	Energizer Holdings Inc.	4.750%	6/15/28	322	307
[3]	Energizer Holdings Inc.	4.375%	3/31/29	70	65
	Energy Transfer LP	4.400%	3/15/27	70	69
[4]	Energy Transfer LP	5.500%	6/1/27	164	166
	Energy Transfer LP	5.250%	4/15/29	70	70
	Energy Transfer LP	6.400%	12/1/30	165	174
	Energy Transfer LP	5.750%	2/15/33	40	40
[3]	Entegris Inc.	4.375%	4/15/28	115	110
[3]	Entegris Inc.	4.750%	4/15/29	55	53
[3]	Entegris Inc.	5.950%	6/15/30	250	247
	Enterprise Products Operating LLC	2.800%	1/31/30	160	145
[3]	EQM Midstream Partners LP	7.500%	6/1/27	50	51
[3]	EQM Midstream Partners LP	7.500%	6/1/30	150	160
[3]	EQM Midstream Partners LP	4.750%	1/15/31	275	259
	EQT Corp.	3.900%	10/1/27	23	22
[3]	ERAC USA Finance LLC	4.600%	5/1/28	80	79
	ERP Operating LP	2.500%	2/15/30	40	36
	Essential Utilities Inc.	4.800%	8/15/27	835	834
	Exelon Corp.	5.150%	3/15/28	60	60
	Exelon Corp.	3.350%	3/15/32	80	71
	Extra Space Storage LP	5.700%	4/1/28	50	51
	Extra Space Storage LP	5.900%	1/15/31	130	134
	Fifth Third Bancorp	3.950%	3/14/28	100	97
	Fifth Third Bancorp	4.055%	4/25/28	586	573
	Fifth Third Bancorp	6.339%	7/27/29	100	104
	Fifth Third Bancorp	4.895%	9/6/30	130	128
[3]	FirstEnergy Transmission LLC	2.866%	9/15/28	80	74
[3]	FirstEnergy Transmission LLC	5.000%	1/15/35	200	193
	Fiserv Inc.	4.750%	3/15/30	500	493
[3]	Focus Financial Partners LLC	6.750%	9/15/31	165	164
	Ford Motor Co.	9.625%	4/22/30	5	6
	Ford Motor Credit Co. LLC	2.700%	8/10/26	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	110	105
	Ford Motor Credit Co. LLC	6.800%	5/12/28	320	331
	Ford Motor Credit Co. LLC	7.200%	6/10/30	95	100
	Ford Motor Credit Co. LLC	6.054%	11/5/31	200	198
[3]	Fortrea Holdings Inc.	7.500%	7/1/30	45	45
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	160	157
	Frontier Communications Holdings LLC	5.875%	11/1/29	55	55
[3]	Frontier Communications Holdings LLC	8.625%	3/15/31	130	138
[3]	Garrett Motion Holdings Inc.	7.750%	5/31/32	270	273
[3]	Gates Corp.	6.875%	7/1/29	110	112
	GATX Corp.	3.250%	9/15/26	34	33
	GATX Corp.	4.550%	11/7/28	7	7
	GATX Corp.	4.700%	4/1/29	17	17
	GE HealthCare Technologies Inc.	5.650%	11/15/27	250	256
	GE HealthCare Technologies Inc.	4.800%	8/14/29	50	50
	General Motors Financial Co. Inc.	4.350%	1/17/27	275	272
	General Motors Financial Co. Inc.	5.000%	4/9/27	125	125
	General Motors Financial Co. Inc.	5.350%	7/15/27	45	45
	General Motors Financial Co. Inc.	3.850%	1/5/28	50	48
	General Motors Financial Co. Inc.	2.400%	10/15/28	535	485
	General Motors Financial Co. Inc.	5.550%	7/15/29	165	167
	General Motors Financial Co. Inc.	5.850%	4/6/30	120	123
	General Motors Financial Co. Inc.	5.750%	2/8/31	165	167
	General Motors Financial Co. Inc.	6.400%	1/9/33	60	62
[3]	Genesee & Wyoming Inc.	6.250%	4/15/32	170	171
	Genesis Energy LP	8.250%	1/15/29	300	302
	Genesis Energy LP	8.000%	5/15/33	130	127
	Georgia Power Co.	3.250%	3/30/27	100	97

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Power Co.	4.700%	5/15/32	20	19
	Georgia Power Co.	4.950%	5/17/33	122	120
[3]	Georgia-Pacific LLC	2.300%	4/30/30	50	44
[3]	Global Atlantic Fin Co.	7.950%	6/15/33	230	255
	Global Payments Inc.	2.150%	1/15/27	40	38
	Global Payments Inc.	5.400%	8/15/32	150	150
	Goldman Sachs Group Inc.	5.727%	4/25/30	275	281
	Goldman Sachs Group Inc.	4.692%	10/23/30	290	284
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	162	163
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	250	230
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	95	85
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	250	219
[3]	Graphic Packaging International LLC	4.750%	7/15/27	150	147
[3]	Graphic Packaging International LLC	3.750%	2/1/30	150	135
	Haleon US Capital LLC	3.625%	3/24/32	15	14
[3]	Hanesbrands Inc.	9.000%	2/15/31	275	293
	HCA Inc.	5.450%	4/1/31	165	165
	HCA Inc.	3.625%	3/15/32	100	88
	Helmerich & Payne Inc.	2.900%	9/29/31	30	25
[3]	Herc Holdings Inc.	6.625%	6/15/29	105	106
	Hess Corp.	7.875%	10/1/29	55	61
	Hess Corp.	7.300%	8/15/31	5	6
[3]	Hess Midstream Operations LP	6.500%	6/1/29	120	121
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	213	208
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	505	486
	Highwoods Realty LP	2.600%	2/1/31	100	83
	Highwoods Realty LP	7.650%	2/1/34	108	120
	Hillenbrand Inc.	6.250%	2/15/29	150	150
[3]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	625	614
[3]	HUB International Ltd.	7.250%	6/15/30	50	51
[3]	HUB International Ltd.	7.375%	1/31/32	155	157
	Huntington Bancshares Inc.	6.208%	8/21/29	130	134
	Huntington Bancshares Inc.	5.272%	1/15/31	100	100
	Huntington Bancshares Inc.	5.709%	2/2/35	341	340
	Huntington Bancshares Inc.	2.487%	8/15/36	50	40
	Huntington Bancshares Inc.	6.141%	11/18/39	130	130
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	130	130
	Hyatt Hotels Corp.	5.250%	6/30/29	5	5
[3]	Imola Merger Corp.	4.750%	5/15/29	315	299
	Ingersoll Rand Inc.	5.197%	6/15/27	30	30
	Ingersoll Rand Inc.	5.176%	6/15/29	30	30
	Ingersoll Rand Inc.	5.450%	6/15/34	20	20
	Intel Corp.	4.875%	2/10/28	80	80
	Intel Corp.	2.450%	11/15/29	426	374
	Intel Corp.	2.000%	8/12/31	54	43
	Intel Corp.	4.150%	8/5/32	120	109
	Intel Corp.	5.200%	2/10/33	105	101
	Intel Corp.	5.150%	2/21/34	89	85
	Intercontinental Exchange Inc.	3.625%	9/1/28	62	59
	Intercontinental Exchange Inc.	2.100%	6/15/30	40	35
	Intercontinental Exchange Inc.	5.250%	6/15/31	100	101
[3]	Iron Mountain Inc.	6.250%	1/15/33	210	209
	Jacobs Engineering Group Inc.	5.900%	3/1/33	100	101
	JBS USA Holding Lux Sarl	6.750%	3/15/34	52	55
[3]	Jersey Central Power & Light Co.	5.100%	1/15/35	120	117
[3]	JetBlue Airways Corp.	9.875%	9/20/31	495	526
	JPMorgan Chase & Co.	1.578%	4/22/27	150	144
	JPMorgan Chase & Co.	1.470%	9/22/27	187	177
	JPMorgan Chase & Co.	5.571%	4/22/28	100	102
	JPMorgan Chase & Co.	4.323%	4/26/28	50	49
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	200	194
[4]	JPMorgan Chase & Co.	2.182%	6/1/28	22	21
	JPMorgan Chase & Co.	4.979%	7/22/28	447	448
	JPMorgan Chase & Co.	4.505%	10/22/28	1,710	1,695
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	50	48
	JPMorgan Chase & Co.	5.012%	1/23/30	270	270
	JPMorgan Chase & Co.	4.603%	10/22/30	160	157
	JPMorgan Chase & Co.	1.953%	2/4/32	228	189
	JPMorgan Chase & Co.	4.586%	4/26/33	5	5
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	325	306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Kaiser Aluminum Corp.	4.500%	6/1/31	150	132
	KB Home	7.250%	7/15/30	30	31
[3]	KeHE Distributors LLC	9.000%	2/15/29	540	560
	Kenvue Inc.	5.000%	3/22/30	60	60
	Keurig Dr Pepper Inc.	3.200%	5/1/30	20	18
	Keurig Dr Pepper Inc.	5.300%	3/15/34	60	60
	KeyBank NA	5.000%	1/26/33	50	48
	KeyCorp	6.401%	3/6/35	40	42
	Keysight Technologies Inc.	4.950%	10/15/34	91	88
[3]	Kinetik Holdings LP	6.625%	12/15/28	250	255
[3]	Kinetik Holdings LP	5.875%	6/15/30	15	15
	Kraft Heinz Foods Co.	3.750%	4/1/30	159	150
	Kroger Co.	5.000%	9/15/34	115	111
	Kyndryl Holdings Inc.	6.350%	2/20/34	40	42
	L3Harris Technologies Inc.	5.250%	6/1/31	160	160
	Laboratory Corp. of America Holdings	4.550%	4/1/32	15	14
[3]	Ladder Capital Finance Holdings LLLP	5.250%	10/1/25	100	100
[3]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	110	104
[3]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	350	359
	Lamar Media Corp.	3.750%	2/15/28	200	187
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/30	603	552
[3]	Level 3 Financing Inc.	3.875%	11/15/29	100	79
[3]	Level 3 Financing Inc.	10.500%	5/15/30	255	278
[3]	LifePoint Health Inc.	11.000%	10/15/30	305	335
[3]	Lithia Motors Inc.	4.625%	12/15/27	70	68
[3]	Lithia Motors Inc.	3.875%	6/1/29	165	151
[3]	Lithia Motors Inc.	4.375%	1/15/31	54	49
[3]	Live Nation Entertainment Inc.	5.625%	3/15/26	120	120
[3]	Live Nation Entertainment Inc.	6.500%	5/15/27	110	111
[3]	Live Nation Entertainment Inc.	3.750%	1/15/28	150	142
	LPL Holdings Inc.	6.750%	11/17/28	140	147
	M&T Bank Corp.	4.553%	8/16/28	300	296
	M&T Bank Corp.	7.413%	10/30/29	161	172
	M&T Bank Corp.	6.082%	3/13/32	300	307
[3]	Magnera Corp.	7.250%	11/15/31	220	215
	Marriott International Inc.	4.875%	5/15/29	50	50
[3]	Match Group Holdings II LLC	4.625%	6/1/28	172	164
[3]	Match Group Holdings II LLC	5.625%	2/15/29	15	15
[3]	Match Group Holdings II LLC	4.125%	8/1/30	258	228
[3]	McAfee Corp.	7.375%	2/15/30	185	180
[3]	Medline Borrower LP	3.875%	4/1/29	155	144
[3]	Medline Borrower LP	6.250%	4/1/29	270	273
[3]	Medline Borrower LP	5.250%	10/1/29	100	96
	Meta Platforms Inc.	4.550%	8/15/31	155	152
	MGM Resorts International	6.500%	4/15/32	355	354
[3]	Michaels Cos. Inc.	5.250%	5/1/28	65	49
	Microchip Technology Inc.	4.900%	3/15/28	266	265
[3]	Midcontinent Communications	8.000%	8/15/32	545	559
[3]	Mileage Plus Holdings LLC	6.500%	6/20/27	667	672
[3]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	80	80
	Morgan Stanley	2.475%	1/21/28	100	95
[4]	Morgan Stanley	5.652%	4/13/28	160	163
[4]	Morgan Stanley	3.591%	7/22/28	100	96
	Morgan Stanley	5.123%	2/1/29	50	50
[4]	Morgan Stanley	5.164%	4/20/29	300	301
	Morgan Stanley	5.173%	1/16/30	560	560
	Morgan Stanley	4.654%	10/18/30	1,000	979
[4]	Morgan Stanley	1.794%	2/13/32	25	20
	Morgan Stanley	4.889%	7/20/33	50	48
	Morgan Stanley	5.466%	1/18/35	50	50
	Morgan Stanley	5.942%	2/7/39	50	50
[4]	Morgan Stanley Bank NA	5.504%	5/26/28	250	253
[4]	Morgan Stanley Bank NA	4.968%	7/14/28	822	824
	MPT Operating Partnership LP	5.250%	8/1/26	100	92
	MPT Operating Partnership LP	3.500%	3/15/31	75	48
	Nasdaq Inc.	5.350%	6/28/28	127	129
[3]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	400	399
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	60	56
[3]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	75	76
	Navient Corp.	4.875%	3/15/28	58	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Navient Corp.	9.375%	7/25/30	235	252
[3]	NCL Corp. Ltd.	5.875%	2/15/27	215	214
[3]	NCL Corp. Ltd.	8.125%	1/15/29	20	21
[3]	NCL Corp. Ltd.	7.750%	2/15/29	35	37
[3]	NCL Finance Ltd.	6.125%	3/15/28	150	150
	Newell Brands Inc.	5.700%	4/1/26	30	30
	Newell Brands Inc.	6.375%	9/15/27	124	125
	Newell Brands Inc.	6.625%	9/15/29	121	123
	Newell Brands Inc.	6.375%	5/15/30	165	166
	Newell Brands Inc.	6.625%	5/15/32	220	221
	Newell Brands Inc.	6.875%	4/1/36	50	51
	Newell Brands Inc.	7.000%	4/1/46	375	358
	Newmont Corp.	2.800%	10/1/29	150	137
[3]	News Corp.	3.875%	5/15/29	545	506
[3]	Nexstar Media Inc.	5.625%	7/15/27	235	229
[3]	Nexstar Media Inc.	4.750%	11/1/28	120	112
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	250	239
	NiSource Inc.	5.250%	3/30/28	30	30
	NiSource Inc.	5.200%	7/1/29	205	206
	NiSource Inc.	5.400%	6/30/33	20	20
	NNN REIT Inc.	5.600%	10/15/33	50	50
[3]	Noble Finance II LLC	8.000%	4/15/30	100	101
[3]	Novelis Corp.	3.250%	11/15/26	200	191
[3]	Novelis Corp.	4.750%	1/30/30	161	149
[3]	Novelis Corp.	3.875%	8/15/31	171	147
[3]	NRG Energy Inc.	6.250%	11/1/34	300	294
	Nucor Corp.	3.125%	4/1/32	10	9
	Occidental Petroleum Corp.	6.600%	3/15/46	10	10
	OGE Energy Corp.	5.450%	5/15/29	80	81
[3]	Olympus Water US Holding Corp.	4.250%	10/1/28	165	155
[3]	Olympus Water US Holding Corp.	9.750%	11/15/28	230	244
[3]	Olympus Water US Holding Corp.	6.250%	10/1/29	140	133
[3]	Olympus Water US Holding Corp.	7.250%	6/15/31	250	254
	Omega Healthcare Investors Inc.	3.625%	10/1/29	120	111
	OneMain Finance Corp.	3.500%	1/15/27	440	419
	OneMain Finance Corp.	3.875%	9/15/28	75	69
	OneMain Finance Corp.	9.000%	1/15/29	100	106
	OneMain Finance Corp.	6.625%	5/15/29	125	126
	OneMain Finance Corp.	7.125%	11/15/31	310	316
	ONEOK Inc.	5.550%	11/1/26	40	40
	ONEOK Inc.	5.800%	11/1/30	55	57
[4]	Oracle Corp.	4.200%	9/27/29	771	744
	Oracle Corp.	2.875%	3/25/31	20	18
	Oracle Corp.	6.250%	11/9/32	30	32
[3]	Organon & Co.	4.125%	4/30/28	251	236
[3]	Organon & Co.	5.125%	4/30/31	10	9
[3]	Organon & Co.	6.750%	5/15/34	70	70
[3]	Organon & Co.	7.875%	5/15/34	25	26
[3]	Outfront Media Capital LLC	4.250%	1/15/29	210	195
[3]	Outfront Media Capital LLC	7.375%	2/15/31	250	261
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	195	190
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	220	210
	Pacific Gas & Electric Co.	2.100%	8/1/27	190	177
	Pacific Gas & Electric Co.	2.500%	2/1/31	750	642
	Pacific Gas & Electric Co.	6.950%	3/15/34	60	66
[3]	Pactiv Evergreen Group Issuer Inc.	4.000%	10/15/27	140	139
[3]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	100	100
[3]	Panther Escrow Issuer LLC	7.125%	6/1/31	385	389
	Paramount Global	2.900%	1/15/27	24	23
	Paramount Global	4.950%	1/15/31	298	278
	Paramount Global	4.375%	3/15/43	75	55
	Paramount Global	6.375%	3/30/62	150	145
[3]	Park Intermediate Holdings LLC	7.000%	2/1/30	140	142
	Parker-Hannifin Corp.	3.250%	6/14/29	190	178
[3]	Pattern Energy Operations LP	4.500%	8/15/28	245	230
[3]	Pebblebrook Hotel LP	6.375%	10/15/29	45	44
[3]	Penn Entertainment Inc.	4.125%	7/1/29	140	125
[3]	Performance Food Group Inc.	5.500%	10/15/27	70	69
[3]	Performance Food Group Inc.	4.250%	8/1/29	160	148
[3]	Performance Food Group Inc.	6.125%	9/15/32	155	155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Permian Resources Operating LLC	5.875%	7/1/29	85	83
[3]	Permian Resources Operating LLC	9.875%	7/15/31	25	27
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	25	25
	Philip Morris International Inc.	5.125%	11/17/27	20	20
	Philip Morris International Inc.	4.875%	2/15/28	50	50
	Philip Morris International Inc.	4.625%	11/1/29	1,000	986
	Philip Morris International Inc.	5.625%	11/17/29	20	21
	Philip Morris International Inc.	5.125%	2/15/30	50	50
	Philip Morris International Inc.	5.500%	9/7/30	5	5
	Philip Morris International Inc.	5.750%	11/17/32	20	21
	Phillips 66 Co.	5.250%	6/15/31	85	85
[3]	Phinia Inc.	6.625%	10/15/32	210	208
	Pioneer Natural Resources Co.	1.900%	8/15/30	100	85
	Pioneer Natural Resources Co.	2.150%	1/15/31	60	51
[4]	PNC Bank NA	2.700%	10/22/29	250	225
	PNC Financial Services Group Inc.	5.582%	6/12/29	150	152
	PNC Financial Services Group Inc.	5.492%	5/14/30	420	426
	PNC Financial Services Group Inc.	6.037%	10/28/33	250	259
	PNC Financial Services Group Inc.	5.068%	1/24/34	10	10
	PNC Financial Services Group Inc.	6.875%	10/20/34	100	109
	PNC Financial Services Group Inc.	5.676%	1/22/35	175	177
[3]	Post Holdings Inc.	5.500%	12/15/29	82	79
[3]	Post Holdings Inc.	6.250%	2/15/32	220	218
[3]	Post Holdings Inc.	6.375%	3/1/33	560	549
[3]	Post Holdings Inc.	6.250%	10/15/34	75	73
	Prudential Financial Inc.	6.500%	3/15/54	50	51
	Quest Diagnostics Inc.	4.200%	6/30/29	50	48
	Quest Diagnostics Inc.	4.625%	12/15/29	960	944
	Range Resources Corp.	8.250%	1/15/29	350	361
[3]	Raven Acquisition Holdings LLC	6.875%	11/15/31	105	104
	Realty Income Corp.	2.200%	6/15/28	192	176
	Realty Income Corp.	2.700%	2/15/32	45	38
	Regions Financial Corp.	5.722%	6/6/30	647	655
	Regions Financial Corp.	5.502%	9/6/35	470	459
	Revvity Inc.	3.300%	9/15/29	69	64
[3]	RHP Hotel Properties LP	6.500%	4/1/32	150	151
[3]	Rocket Mortgage LLC	3.625%	3/1/29	250	226
[3]	Rocket Software Inc.	9.000%	11/28/28	255	263
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	200	186
[3]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	245	241
	RTX Corp.	5.750%	11/8/26	500	509
	RTX Corp.	2.250%	7/1/30	250	217
[3]	Ryan Specialty LLC	5.875%	8/1/32	400	396
	Ryder System Inc.	6.600%	12/1/33	125	135
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	40	39
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	565	547
	Sabra Health Care LP	3.900%	10/15/29	81	76
	Sabra Health Care LP	3.200%	12/1/31	30	26
[3]	Saks Global Enterprises LLC	11.000%	12/15/29	155	149
	SBA Communications Corp.	3.875%	2/15/27	200	191
	SBA Communications Corp.	3.125%	2/1/29	100	90
[3]	Schlumberger Holdings Corp.	5.000%	5/29/27	230	231
[3]	Scripps Escrow Inc.	5.875%	7/15/27	85	69
[3]	Scripps Escrow II Inc.	3.875%	1/15/29	470	345
[3]	Scripps Escrow II Inc.	5.375%	1/15/31	15	8
[3]	Sealed Air Corp.	4.000%	12/1/27	380	363
[3]	Sealed Air Corp.	6.125%	2/1/28	55	55
[3]	Sealed Air Corp.	5.000%	4/15/29	255	245
[3]	Sealed Air Corp.	7.250%	2/15/31	300	310
	Service Corp. International	3.375%	8/15/30	380	333
	Service Properties Trust	5.500%	12/15/27	115	108
	Service Properties Trust	8.375%	6/15/29	430	416
[3]	Shift4 Payments LLC	6.750%	8/15/32	60	61
[3]	Sirius XM Radio LLC	4.000%	7/15/28	200	184
[3]	Six Flags Entertainment Corp.	6.625%	5/1/32	130	132
	Southern California Edison Co.	5.200%	6/1/34	120	119
[4]	Southern Co.	3.700%	4/30/30	75	70
[3]	Spirit AeroSystems Inc.	9.375%	11/30/29	202	217
[3]	Spirit AeroSystems Inc.	9.750%	11/15/30	560	619
	Sprint Capital Corp.	6.875%	11/15/28	210	223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sprint Capital Corp.	8.750%	3/15/32	200	239
[3]	SS&C Technologies Inc.	5.500%	9/30/27	95	94
[3]	Standard Building Solutions Inc.	6.500%	8/15/32	115	115
[3]	Star Parent Inc.	9.000%	10/1/30	175	182
[3]	Starwood Property Trust Inc.	7.250%	4/1/29	200	205
[3]	Starwood Property Trust Inc.	6.000%	4/15/30	205	201
	State Street Corp.	4.530%	2/20/29	80	79
	State Street Corp.	4.675%	10/22/32	200	194
	State Street Corp.	6.123%	11/21/34	107	111
[3]	Summit Materials LLC	7.250%	1/15/31	150	159
[3]	Sunoco LP	7.000%	9/15/28	175	179
	Synovus Financial Corp.	6.168%	11/1/30	217	219
	Take-Two Interactive Software Inc.	3.700%	4/14/27	10	10
[3]	Tallgrass Energy Partners LP	7.375%	2/15/29	665	667
[3]	Tallgrass Energy Partners LP	6.000%	12/31/30	195	185
	Tapestry Inc.	5.100%	3/11/30	55	54
	Targa Resources Corp.	5.200%	7/1/27	35	35
	Targa Resources Corp.	6.150%	3/1/29	105	109
	Targa Resources Corp.	6.125%	3/15/33	45	46
	Targa Resources Corp.	6.500%	3/30/34	105	111
	Targa Resources Partners LP	4.000%	1/15/32	8	7
	Teledyne Technologies Inc.	2.750%	4/1/31	20	17
	Tenet Healthcare Corp.	5.125%	11/1/27	100	98
	Tenet Healthcare Corp.	6.125%	10/1/28	196	196
	Tenet Healthcare Corp.	4.250%	6/1/29	40	38
	Tenet Healthcare Corp.	6.750%	5/15/31	315	318
[3]	Terex Corp.	6.250%	10/15/32	118	116
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	95	94
	T-Mobile USA Inc.	2.625%	2/15/29	153	139
	T-Mobile USA Inc.	3.375%	4/15/29	100	93
	T-Mobile USA Inc.	3.875%	4/15/30	115	108
[3]	TopBuild Corp.	3.625%	3/15/29	125	114
	Toyota Motor Credit Corp.	5.100%	3/21/31	195	196
[3]	TransDigm Inc.	6.750%	8/15/28	615	621
[3]	TransDigm Inc.	6.375%	3/1/29	504	505
[3]	TransDigm Inc.	6.875%	12/15/30	80	81
[3]	TransDigm Inc.	7.125%	12/1/31	200	205
[3]	TransDigm Inc.	6.625%	3/1/32	8	8
[3]	Transocean Inc.	8.250%	5/15/29	210	206
[3]	Transocean Inc.	8.750%	2/15/30	459	473
[3]	Transocean Inc.	8.500%	5/15/31	235	230
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/28	35	36
[3]	Triumph Group Inc.	9.000%	3/15/28	154	160
[4]	Truist Financial Corp.	7.161%	10/30/29	60	64
	Uber Technologies Inc.	4.300%	1/15/30	90	87
	Uber Technologies Inc.	4.800%	9/15/34	60	57
[3]	UKG Inc.	6.875%	2/1/31	165	167
[3]	United Airlines Inc.	4.375%	4/15/26	358	352
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	123	125
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	340	338
	UnitedHealth Group Inc.	4.950%	1/15/32	200	198
	UnitedHealth Group Inc.	5.350%	2/15/33	20	20
[3]	Univision Communications Inc.	8.000%	8/15/28	25	25
[3]	Univision Communications Inc.	7.375%	6/30/30	230	220
[3]	Univision Communications Inc.	8.500%	7/31/31	605	594
	US Bancorp	5.384%	1/23/30	60	61
	US Bancorp	4.839%	2/1/34	350	334
	US Bancorp	5.836%	6/12/34	100	102
	US Bank NA	4.507%	10/22/27	1,000	994
[3]	US Foods Inc.	6.875%	9/15/28	15	15
[3]	US Foods Inc.	4.750%	2/15/29	337	323
[3]	US Foods Inc.	5.750%	4/15/33	115	112
[3]	USI Inc.	7.500%	1/15/32	135	140
[3]	UWM Holdings LLC	6.625%	2/1/30	105	104
[3]	Vail Resorts Inc.	6.500%	5/15/32	575	581
[3]	Valaris Ltd.	8.375%	4/30/30	505	510
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	250	230
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	155	157
[3]	Venture Global LNG Inc.	8.125%	6/1/28	95	99
[3]	Venture Global LNG Inc.	9.500%	2/1/29	635	702

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Venture Global LNG Inc.	7.000%	1/15/30	115	117
[3]	Venture Global LNG Inc.	8.375%	6/1/31	60	63
[3]	Venture Global LNG Inc.	9.875%	2/1/32	180	198
	Veralto Corp.	5.500%	9/18/26	230	233
	Verizon Communications Inc.	1.680%	10/30/30	50	42
	Verizon Communications Inc.	6.400%	9/15/33	400	432
[3]	Viper Energy Inc.	7.375%	11/1/31	85	89
	Virginia Electric & Power Co.	5.300%	8/15/33	400	398
	Virginia Electric & Power Co.	5.000%	1/15/34	50	49
[3]	Vistra Operations Co. LLC	5.125%	5/13/25	10	10
[3]	Vistra Operations Co. LLC	5.050%	12/30/26	140	140
[3]	Vistra Operations Co. LLC	5.625%	2/15/27	130	130
[3]	Vistra Operations Co. LLC	5.000%	7/31/27	80	78
[3]	Vistra Operations Co. LLC	4.375%	5/1/29	205	193
[3]	Vistra Operations Co. LLC	7.750%	10/15/31	125	131
[3]	Vistra Operations Co. LLC	6.875%	4/15/32	85	87
[3]	Vital Energy Inc.	7.750%	7/31/29	180	179
[3]	Vital Energy Inc.	7.875%	4/15/32	385	370
	VMware LLC	1.800%	8/15/28	30	27
	VMware LLC	4.700%	5/15/30	161	158
	VMware LLC	2.200%	8/15/31	60	50
	Vulcan Materials Co.	4.950%	12/1/29	50	50
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	185	183
	Warnermedia Holdings Inc.	3.755%	3/15/27	16	15
	Warnermedia Holdings Inc.	4.054%	3/15/29	205	191
	Warnermedia Holdings Inc.	4.279%	3/15/32	50	44
[3]	Wayfair LLC	7.250%	10/31/29	90	90
[4]	Wells Fargo & Co.	4.100%	6/3/26	100	99
[4]	Wells Fargo & Co.	2.393%	6/2/28	155	146
[4]	Wells Fargo & Co.	5.574%	7/25/29	110	112
[4]	Wells Fargo & Co.	3.350%	3/2/33	140	123
[4]	Wells Fargo & Co.	4.897%	7/25/33	50	48
	Wells Fargo & Co.	5.389%	4/24/34	125	123
[4]	Wells Fargo & Co.	5.557%	7/25/34	70	70
	Wells Fargo & Co.	6.491%	10/23/34	100	106
[3]	WESCO Distribution Inc.	6.375%	3/15/29	200	202
[3]	WESCO Distribution Inc.	6.625%	3/15/32	160	162
	Weyerhaeuser Co.	6.950%	10/1/27	17	18
	Williams Cos. Inc.	4.900%	3/15/29	625	620
[3]	Windstream Services LLC	8.250%	10/1/31	55	57
[3]	WMG Acquisition Corp.	3.750%	12/1/29	370	341
[3]	WR Grace Holdings LLC	5.625%	8/15/29	265	244
[3]	WR Grace Holdings LLC	7.375%	3/1/31	325	332
	WRKCo Inc.	3.375%	9/15/27	100	96
	WRKCo Inc.	4.000%	3/15/28	25	24
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	300	284
[3]	XHR LP	4.875%	6/1/29	75	71
[3]	XHR LP	6.625%	5/15/30	75	75
					123,099
Zambia (0.3%)
[3]	First Quantum Minerals Ltd.	9.375%	3/1/29	550	583
[3]	First Quantum Minerals Ltd.	8.625%	6/1/31	95	97
					680
Total Corporate Bonds (Cost $149,838)					150,810
Floating Rate Loan Interests (2.2%)
Canada (0.0%)
[5]	1011778 BC ULC First Lien Term Loan B-5, TSFR1M + 1.750%	6.107%	9/20/30	15	15
United States (2.2%)
[5]	AAdvantage Loyalty IP Ltd. First Lien Initial Term Loan, TSFR3M + 4.750%	9.629%	4/20/28	430	440
[5]	Alpha Generation LLC First Lien Initial Term Loan B, TSFR1M + 2.750%	7.107%	9/30/31	55	55
[5]	AmWINS Group Inc. First Lien Term Loan, TSFR1M + 2.250%	6.721%	2/21/28	45	45
[5]	Asurion LLC First Lien Term Loan B-11, TSFR1M + 4.250%	8.707%	8/21/28	198	198
[5]	Bausch + Lomb Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	7.689%	5/10/27	84	84
[5]	Bausch Health Cos. Inc. First Lien Second Amendment Term Loan, TSFR1M + 5.250%	9.707%	2/1/27	48	47
[5]	Belron Finance US LLC First Lien Incremental Term Loan, TSFR3M + 2.750%	7.273%	10/16/31	264	267
[5]	Boost Newco Borrower LLC First Lien Term Loan B-1, TSFR3M + 2.500%	6.829%	1/31/31	10	10
[5]	Central Parent LLC First Lien Refinancing Term Loan, TSFR3M + 3.250%	7.579%	7/6/29	100	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Champ Acquisition Corp. First Lien Initial Term Loan, TSFR1M + 4.500%	8.857%	11/7/31	20	20
[5]	Chemours Co. First Lien Term Loan B, TSFR1M + 3.000%	7.573%	8/18/28	164	165
[5]	Cloud Software Group Inc. First Lien Incremental Term Loan B, TSFR3M + 3.750%	8.309%	3/21/31	70	70
[5]	Cloud Software Group Inc. First Lien Initial Term Loan B, TSFR3M + 3.500%	8.104%	3/30/29	19	19
[5]	Ellucian Holdings Inc. Second Lien Initial Term Loan, TSFR1M + 4.750%	9.107%	11/15/32	100	102
[5]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.357%	4/23/31	484	487
[5]	First Student Bidco Inc. First Lien Initial Term Loan C, TSFR3M + 2.500%	6.892%	7/21/28	122	123
[5]	First Student Bidco Inc. First Lien Term Loan B, TSFR3M + 2.500%	6.892%	7/21/28	395	396
[5]	First Student Bidco Inc. First Lien Term Loan B-2, TSFR3M + 2.500%	6.892%	7/21/28	35	35
[5]	Frontier Communications Holdings LLC First Lien Refinancing Term Loan, TSFR6M + 3.500%	8.763%	7/1/31	55	55
[5]	Glatfelter Corp. First Lien Term Loan, TSFR3M + 4.250%	8.764%	11/4/31	300	300
[5]	Grant Thornton Advisors LLC First Lien Initial Term Loan, TSFR1M + 3.250%	7.823%	5/31/31	95	95
[5]	Grant Thornton Advisors LLC First Lien Term Loan B, TSFR12M + 2.750%	7.055%	6/2/31	36	36
[5]	HUB International Ltd. First Lien Incremental Term Loan, TSFR3M + 2.750%	7.367%	6/20/30	70	70
[5]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	7.370%	3/1/29	187	187
[5]	Medline Borrower LP First Lien Incremental Term Loan, TSFR1M + 2.250%	6.607%	10/23/28	71	71
[5]	NCR Atleos LLC First Lien Term Loan B, TSFR3M + 3.750%	8.397%	3/27/29	50	50
[5]	Raven Acquisition Holdings LLC First Lien Initial Term Loan, TSFR1M + 3.250%	7.607%	10/24/31	93	93
[5]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 4.250%	8.823%	11/28/28	55	55
[5]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR3M + 3.000%	7.585%	7/31/31	195	196
[5]	SkyMiles IP Ltd. First Lien Initial Term Loan, TSFR3M + 3.750%	8.367%	10/20/27	28	28
[5]	Star Parent Inc. First Lien Term Loan, TSFR3M + 4.000%	8.329%	9/27/30	233	228
[5]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	9.079%	5/6/32	389	398
[5]	UFC Holdings LLC First Lien Term Loan B-4, TSFR3M + 2.250%	6.770%	11/14/31	105	106
[5]	United Airlines Inc. First Lien Term Loan B, TSFR3M + 2.000%	6.635%	2/24/31	25	25
[5]	Wyndham Hotels & Resorts Inc. First Lien Term Loan, TSFR1M + 1.750%	6.107%	5/24/30	88	88
					4,742
Total Floating Rate Loan Interests (Cost $4,706)					4,757
Sovereign Bonds (16.2%)
Angola (0.1%)
[4]	Republic of Angola	9.125%	11/26/49	200	161
Argentina (1.1%)
[4]	Argentine Republic	0.750%	7/9/30	1,416	1,093
[4]	Argentine Republic	4.125%	7/9/35	807	537
[4]	Argentine Republic	5.000%	1/9/38	625	436
[4]	Argentine Republic	3.500%	7/9/41	165	103
[4]	Argentine Republic	4.125%	7/9/46	35	23
[4]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	200	201
					2,393
Azerbaijan (0.2%)
[4]	Republic of Azerbaijan	3.500%	9/1/32	300	254
[4,6]	Southern Gas Corridor CJSC	6.875%	3/24/26	200	202
					456
Brazil (1.2%)
	Federative Republic of Brazil	3.875%	6/12/30	2,930	2,576
Bulgaria (0.0%)
	Republic of Bulgaria	5.000%	3/5/37	1	1
Chile (0.3%)
[4]	Empresa Nacional del Petroleo	5.250%	11/6/29	700	690
Colombia (2.0%)
	Ecopetrol SA	6.875%	4/29/30	440	430
	Ecopetrol SA	7.750%	2/1/32	407	396
[4]	Republic of Colombia	3.000%	1/30/30	2,313	1,925
[4]	Republic of Colombia	3.125%	4/15/31	750	596
[4]	Republic of Colombia	4.125%	2/22/42	805	507
[4]	Republic of Colombia	8.750%	11/14/53	200	202
[4]	Republic of Colombia	8.375%	11/7/54	300	291
					4,347
Costa Rica (0.1%)
[3,4]	Republic of Costa Rica	7.300%	11/13/54	300	310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dominican Republic (0.9%)
[4]	Dominican Republic	5.950%	1/25/27	600	596
[4]	Dominican Republic	6.000%	7/19/28	1,470	1,457
					2,053
Ecuador (0.1%)
[4]	Republic of Ecuador	6.900%	7/31/30	15	10
[4]	Republic of Ecuador	5.500%	7/31/35	268	152
					162
Egypt (0.1%)
[4]	Arab Republic of Egypt	8.700%	3/1/49	200	157
El Salvador (0.1%)
[3,4]	Republic of El Salvador	9.650%	11/21/54	245	257
Gabon (0.1%)
[4]	Gabonese Republic	6.625%	2/6/31	200	149
Germany (0.0%)
[7]	Federal Republic of Germany	1.250%	8/15/48	97	77
Ghana (0.1%)
[4]	Republic of Ghana	0.000%	7/3/26	144	134
Guatemala (1.0%)
[4]	Republic of Guatemala	4.875%	2/13/28	1,090	1,050
[4]	Republic of Guatemala	5.250%	8/10/29	500	480
[3,4]	Republic of Guatemala	6.550%	2/6/37	593	583
					2,113
Hungary (0.2%)
[4,8]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	500	504
Indonesia (1.2%)
[3,4]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/30	1,000	991
[3,4]	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/54	1,500	1,470
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	200	188
					2,649
Israel (0.2%)
[4]	State of Israel	5.750%	3/12/54	210	192
[4]	State of Israel	4.500%	4/3/20	400	278
					470
Ivory Coast (0.1%)
[4,7]	Ivory Coast Government Bond	4.875%	1/30/32	200	182
Jordan (0.1%)
[4]	Hashemite Kingdom of Jordan	7.750%	1/15/28	300	301
Latvia (0.3%)
[3,4]	Republic of Latvia	5.125%	7/30/34	300	291
[4]	Republic of Latvia	5.125%	7/30/34	500	487
					778
Mexico (2.5%)
	Petroleos Mexicanos	6.875%	8/4/26	450	442
	Petroleos Mexicanos	6.500%	3/13/27	500	483
	Petroleos Mexicanos	6.840%	1/23/30	250	228
	Petroleos Mexicanos	5.950%	1/28/31	310	262
	Petroleos Mexicanos	6.625%	6/15/38	880	642
	Petroleos Mexicanos	6.500%	6/2/41	206	147
	Petroleos Mexicanos	6.375%	1/23/45	170	113
	Petroleos Mexicanos	6.750%	9/21/47	474	324
	Petroleos Mexicanos	6.950%	1/28/60	650	444
[4]	United Mexican States	2.659%	5/24/31	938	760
[4]	United Mexican States	4.875%	5/19/33	1,450	1,297
[4]	United Mexican States	6.350%	2/9/35	371	362
					5,504
Morocco (0.1%)
[4]	Kingdom of Morocco	6.500%	9/8/33	200	206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nigeria (0.1%)
[4]	Federal Republic of Nigeria	8.250%	9/28/51	400	319
Oman (0.7%)
[4]	Oman Government Bond	4.750%	6/15/26	1,000	990
[4]	Oman Government Bond	6.500%	3/8/47	200	198
[4]	Oman Government Bond	6.750%	1/17/48	300	304
					1,492
Panama (0.1%)
[4]	Republic of Panama	3.870%	7/23/60	555	290
Paraguay (0.6%)
[4]	Paraguay Government Bond	4.700%	3/27/27	400	392
[4]	Paraguay Government Bond	4.950%	4/28/31	1,000	956
					1,348
Peru (0.3%)
[4]	Petroleos del Peru SA	5.625%	6/19/47	200	128
[4]	Republic of Peru	2.783%	1/23/31	545	465
					593
Philippines (0.2%)
	Republic of the Philippines	2.457%	5/5/30	500	437
Romania (0.1%)
[4,7]	Republic of Romania	1.750%	7/13/30	190	164
Senegal (0.1%)
[4]	Republic of Senegal	7.750%	6/10/31	250	224
South Africa (0.7%)
	Republic of South Africa	4.300%	10/12/28	35	33
	Republic of South Africa	4.850%	9/30/29	1,000	930
[3,4]	Republic of South Africa	7.950%	11/19/54	520	498
					1,461
Sri Lanka (0.1%)
[3]	Republic of Sri Lanka	4.000%	4/15/28	46	44
[3]	Republic of Sri Lanka	3.100%	1/15/30	35	29
[3]	Republic of Sri Lanka	3.350%	3/15/33	68	52
[3]	Republic of Sri Lanka	3.600%	6/15/35	46	33
[3]	Republic of Sri Lanka	3.600%	5/15/36	32	24
[3]	Republic of Sri Lanka	3.600%	2/15/38	64	48
					230
Turkey (0.4%)
[4]	Republic of Turkiye	5.750%	5/11/47	1,190	884
Ukraine (0.1%)
[3,4]	Ukraine Government Bond	0.000%	2/1/35	46	27
[3,4]	Ukraine Government Bond	1.750%	2/1/35	94	51
[3,4]	Ukraine Government Bond	0.000%	2/1/36	39	23
[3,4]	Ukraine Government Bond	1.750%	2/1/36	293	157
					258
United Arab Emirates (0.4%)
[4]	Abu Dhabi Government Bond	5.500%	4/30/54	1,000	981
Uzbekistan (0.1%)
[4]	Republic of Uzbekistan International Bond	5.375%	2/20/29	227	214
Zambia (0.1%)
[4]	Republic of Zambia	5.750%	6/30/33	245	215
Total Sovereign Bonds (Cost $35,617)					35,740
				Shares
Temporary Cash Investments (3.6%)
Money Market Fund (1.5%)
[9]	Vanguard Market Liquidity Fund	4.466%		32,764	3,276

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (2.1%)
United States Treasury Bill	4.221%	11/28/25	4,900	4,722
Total Temporary Cash Investments (Cost $7,993)				7,998
Total Investments (99.2%) (Cost $218,157)				219,153
Other Assets and Liabilities—Net (0.8%)				1,698
Net Assets (100%)				220,851
Cost is in $000.
1	Securities with a value of $255,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $552,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $78,761,000, representing 35.7% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Guaranteed by the Republic of Azerbaijan.
7	Face amount denominated in euro.
8	Guaranteed by the Republic of Hungary.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Other Financial Instruments as of Period End

Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)

Grant Thornton Advisors LLC	4	4	—	—
Raven Acquisition Holdings LLC	7	7	—	—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2025	26	5,346	(2)
10-Year U.S. Treasury Note	March 2025	77	8,374	(109)
Long U.S. Treasury Bond	March 2025	1	114	—
Ultra 10-Year U.S. Treasury Note	March 2025	34	3,785	(76)
Ultra Long U.S. Treasury Bond	March 2025	6	713	(23)
				(210)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2025	(98)	(10,418)	90
Euro-Bobl	March 2025	(3)	(366)	5
Euro-Bund	March 2025	(2)	(277)	7
				102
				(108)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of Montreal	3/19/25	MXN	283	USD	14	—	(1)
Toronto-Dominion Bank	3/19/25	USD	398	EUR	381	2	—
						2	(1)
EUR—euro.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S43-V1	12/20/29	USD	7,300	5.000	575	62
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Turkiye/B1	12/20/29	BARC	210	1.000	(14)	(15)	1	—
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G.  Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments, other financial instruments, and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	18,421	—	18,421
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,427	—	1,427
Corporate Bonds	—	150,810	—	150,810
Floating Rate Loan Interests	—	4,757	—	4,757
Sovereign Bonds	—	35,740	—	35,740
Temporary Cash Investments	3,276	4,722	—	7,998
Total	3,276	215,877	—	219,153

Other Financial Instruments
Assets
Floating Rate Loan Commitments	—	—	—	—

Derivative Financial Instruments
Assets
Futures Contracts[1]	102	—	—	102
Forward Currency Contracts	—	2	—	2
Swap Contracts	62[1]	1	—	63
Total	164	3	—	167
Liabilities
Futures Contracts[1]	(210)	—	—	(210)

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Forward Currency Contracts	—	(1)	—	(1)
Total	(210)	(1)	—	(211)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.